PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
PLANT AND EQUIPMENT

14 PLANT AND EQUIPMENT

Computer equipment
USD
Cost:
At April 1, 2024, March 31, 2025 and March 31, 2026	5,038
Accumulated depreciation:
At April 1, 2024, March 31, 2025 and March 31, 2026	(5,038)
Net carrying amount:
At March 31, 2025 and March 31, 2026	-

Depreciation is recognized so as to write off the cost of assets less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. Estimated useful lives of plant and equipment are as follows:

Office equipment	5 years